Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000205922 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205922 | Diamondback Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205922 | Directv Financing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205922 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205922 | Beignet Investor
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Radiate Holdco
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000205922 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205922 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205922 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205922 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205922 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205922 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205922 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205922 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205923 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205923 | Diamondback Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205923 | Directv Financing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205923 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205923 | Beignet Investor
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Radiate Holdco
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000205923 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205923 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205923 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205923 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205923 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205923 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205923 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205923 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244818 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244818 | Diamondback Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244818 | Directv Financing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244818 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244818 | Beignet Investor
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Radiate Holdco
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000244818 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244818 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244818 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244818 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244818 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244818 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244818 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244818 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244818 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%